SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Projected Amortization Expense for Core Deposit Intangible (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Projected amortization expense [Abstract]
Total	$ 40,000	$ 73,000
Core Deposit [Member]
Projected amortization expense [Abstract]
2019	20,572
2020	9,833
2021	5,264
2022	3,356
2023	1,472
Thereafter	0
Total	$ 40,497	$ 72,998
Remaining weighted average amortization period	1 year 4 months 24 days